Short-term borrowings	12 Months Ended
Dec. 31, 2022
Short-term borrowings
Short-term borrowings

8. Short-term borrowings

In March 2021, the Group set up a six-month loan amounting to RMB100,000,000 and repaid with interest amounting to RMB1,715,417 in August 2021.

As of December 31, 2021, out of the secured one-year borrowings, RMB166,500,000 were secured by restricted cash of US$29,050,000. The loan had been fully repaid during the year of 2022.

In August and September 2022, the Group set up a one-year and a six-month unsecured loan amounting to RMB50,208,800 and RMB 20,000,000, respectively.

The weighted average interest rate for the outstanding short-term borrowings was approximately 3.17% and 5.71% per annum as of December 31, 2021 and 2022, respectively.